Note 10 - Share-based Compensation (Details) - Stock Options and Warrants Granted to Non-employees for Services Outstanding (Stock Options And Warrants - Nonemployees [Member], USD $)	Dec. 31, 2014
Note 10 - Share-based Compensation (Details) - Stock Options and Warrants Granted to Non-employees for Services Outstanding [Line Items]
Warrants Issued	$ 21,461,570
Warrants Issued Weighted Average Exercise Price	$ 0.63
Issued In Connection With Equity Offering [Member]
Note 10 - Share-based Compensation (Details) - Stock Options and Warrants Granted to Non-employees for Services Outstanding [Line Items]
Warrants Issued	20,908,726
Warrants Issued Weighted Average Exercise Price	$ 0.62
Issued In Connection With Debt Agreement [Member]
Note 10 - Share-based Compensation (Details) - Stock Options and Warrants Granted to Non-employees for Services Outstanding [Line Items]
Warrants Issued	450,000
Warrants Issued Weighted Average Exercise Price	$ 0.58
Issued For Services [Member]
Note 10 - Share-based Compensation (Details) - Stock Options and Warrants Granted to Non-employees for Services Outstanding [Line Items]
Warrants Issued	$ 102,844
Warrants Issued Weighted Average Exercise Price	$ 3.18